Goodwill and Intangible Assets	3 Months Ended
Mar. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
Goodwill
The changes in Dominion Midstream's carrying amount and segment allocation of goodwill are presented below:

	Dominion Energy	Corporate and Other	Total
(millions)
Three Months Ended March 31, 2015
Beginning balance(1)	$45.9	$—	$45.9
DCG Acquisition	249.6	—	249.6
Ending balance(1)	$295.5	$—	$295.5

(1)	There are no accumulated impairment losses.

 Other Intangible Assets
Dominion Midstream's other intangible assets are subject to amortization over their estimated useful lives. Amortization expense for intangible assets was $0.3 million and $0.2 million for the three months ended March 31, 2015 and 2014, respectively. The increase in intangible assets is primarily due to software acquired in the DCG Acquisition. The acquired intangible assets have an estimated weighted-average amortization period of approximately 5 years. The components of intangible assets are as follows:

	March 31, 2015		December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
(millions)
Software and other	$30.2	$22.1	$6.5	$2.4
Licenses	11.0	3.2	11.0	3.0
Total	$41.2	$25.3	$17.5	$5.4